RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract	Dec. 31, 2021 USD ($) insurance_contract
Nova Funds | Related Party
Related Party Transaction [Line Items]
Revenue	$ 254,517
Origination expenses for life settlement policies	7,981
Face value	$ 46,650,000	$ 87,143,005	$ 106,633,792
Total policies | insurance_contract	7
Average Age	70 years
Nova Funds | Origination fee revenue | Related Party
Related Party Transaction [Line Items]
Revenue	$ 254,517
Nova Funds | Expense Reimbursements | Related Party
Related Party Transaction [Line Items]
Revenue	$ 0
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue		25,203,463	22,592,144
Abacus Settlements, LLC | Nova Funds | Related Party
Related Party Transaction [Line Items]
Revenue		15,243,806	17,251,970
Origination expenses for life settlement policies		87,143,005	106,633,792
Face value		$ 481,648,010	$ 459,217,638
Total policies | insurance_contract		333	313
Average Age		75 years	78 years
Abacus Settlements, LLC | Nova Funds | Origination fee revenue | Related Party
Related Party Transaction [Line Items]
Revenue		$ 6,586,922	$ 6,158,458
Abacus Settlements, LLC | Nova Funds | Expense Reimbursements | Related Party
Related Party Transaction [Line Items]
Revenue		$ 8,656,885	$ 11,093,512